Financial instruments - Summary Of Movements In Allowance For Impairment Relating to Loan Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	$ (7,381)
At December 31	(9,493)	$ (7,381)
Loss allowance | Loan receivables and commitments in the financial services segment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1	50	34
Impairment loss recognized	114	56
Amounts written off	(69)	(39)
Exchange translation differences	3	(1)
At December 31	$ 98	$ 50